Lease Liabilities	6 Months Ended
Jun. 30, 2026
Lease Liabilities [Abstract]
Lease Liabilities	Note 5. Lease liabilities
	June 30, 2026	December 31, 2025
	$	$
	Unaudited

Current	239,888	212,851
Non-current	187,156	224,297
Lease liability	427,044	437,148